Contract liabilities (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Contract liabilities
Current liabilities - third parties	¥ 4,706	¥ 2,685		$ 682
Current liabilities - related parties	316,667	363,285		45,912
Non-current liabilities - third parties	70	317		10
Non-current liabilities - related parties	282,080	472,749		$ 40,898
Contract liabilities, current and non-current	603,523	839,036
Revenue recognized from contract liabilities	364,004	159,371	¥ 163,225
Transaction price allocated to the performance obligation	¥ 603,523	¥ 839,036